Offerings	Oct. 03, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	295,420
Proposed Maximum Offering Price per Unit | $ / shares	4.905
Maximum Aggregate Offering Price	$ 1,449,035.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 200.11
Offering Note	This registration statement shall also cover any additional securities of the registrant that may become issuable by reason of any stock split, stock dividend or similar transaction or anti-dilution adjustments in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).Represents shares of the Registrant’s common stock issuable upon conversion of $2,500,000 of the outstanding principal amount under the note or notes issued or issuable in accordance with the terms of the Loan and Security Agreement, including Supplement referenced therein (collectively, the “Loan and Security Agreement”), by and between the Registrant and Avenue Venture Opportunities Fund II, L.P. (“Avenue”), as administrative agent and collateral agent, and as lender. The number of shares of common stock registered by the Registrant is calculated by dividing $2,500,000 by $6.77, which represents 125% of the lower of (i) the five-day volume-weighted average price of the Registrant’s common stock as calculated on the day prior to the closing date of the financing, or (ii) the closing price of the Registrant’s common stock on the date prior to the closing of the financing ($6.77), in accordance with the terms of the Loan and Security Agreement.Represents the shares of common stock issued to (i) Avenue in a private placement in connection with the Loan and Security Agreement and (ii) to certain institutional and accredited investors in private placements, pursuant to purchase agreements, each dated September 30, 2025, between the Company and investors signatories thereto.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) promulgated under the Securities Act on the basis of the average of the high and the low price of Registrant’s common stock as reported on the Nasdaq Capital Market on September 29, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	467,088
Proposed Maximum Offering Price per Unit | $ / shares	4.905
Maximum Aggregate Offering Price	$ 2,291,066.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 316.40
Offering Note	This registration statement shall also cover any additional securities of the registrant that may become issuable by reason of any stock split, stock dividend or similar transaction or anti-dilution adjustments in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).Represents the shares of common stock issued to (i) Avenue in a private placement in connection with the Loan and Security Agreement and (ii) to certain institutional and accredited investors in private placements, pursuant to purchase agreements, each dated September 30, 2025, between the Company and investors signatories thereto.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) promulgated under the Securities Act on the basis of the average of the high and the low price of Registrant’s common stock as reported on the Nasdaq Capital Market on September 29, 2025.